PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
The composition of property and equipment is as follows:

	December 31,
	2012	2013

Cost:
Leasehold improvements	$2,219	$4,230
Computers, peripheral equipment and electronic equipment	1,424	2,245
Office furniture and equipment	264	482

	3,907	6,957

Less accumulated depreciation	1,625	2,726

Depreciated cost	$2,282	$4,231